Note 6 - Allowance for Loan Losses and Credit Quality Information (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	$ 2,081,000	$ 2,678,000	$ 3,200,000
Impaired Financing Receivable, Related Allowance	725,000	794,000
Loan Receivable for Which Value of Collateral Sufficient to Repay	800,000	400,000	400,000
Impaired Financing Receivable, Interest Income, Accrual Method, Total	171,000	175,000
Financing Receivable, Troubled Debt Restructuring	2,465,000	2,476,000	3,000,000
Loans and Leases Receivable, Impaired, Troubled Debt, Interest Income	200,000	300,000	400,000
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	$ 800,000	900,000
Loan to Value Ratio	75.00%
Financing Receivable, Troubled Debt Restructuring, Subsequent Default	$ 0
Financing Receivable, Troubled Debt Restructuring, Reserves	$ 600,000	$ 600,000
Percentage Reserves For Loan Losses On Troubled Debt Restructurings	7.20%	7.20%
Loans and Leases Receivable, Allowance, Ending Balance	$ 8,564,000	$ 8,686,000	9,311,000	$ 9,903,000
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Nonperforming, Nonaccrual of Interest	659,000	489,000
Impaired Financing Receivable, Related Allowance	119,000	172,000
Impaired Financing Receivable, Interest Income, Accrual Method, Total	40,000	23,000
Financing Receivable, Troubled Debt Restructuring	745,000	522,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default		$ 17,000
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts		1
Loans and Leases Receivable, Allowance, Ending Balance	1,507,000	$ 1,622,000	1,630,000	$ 1,613,000
Impaired Loans with Sufficient Collateral to Repay Loan [Member]
Impaired Financing Receivable, Interest Income, Accrual Method, Total	200,000	300,000	300,000
Impaired Financing Receivable, Interest Income, Cash Basis Method, Total	100,000	100,000	100,000
Trouble Debt Restructurings [Member]
Impaired Financing Receivable, Interest Income, Cash Basis Method, Total	100,000	200,000	200,000
Nonperforming Financial Instruments [Member]
Impaired Financing Receivable, Related Allowance	200,000	$ 700,000	$ 900,000
Financing Receivable, Troubled Debt Restructuring	500,000
Performing Financial Instruments [Member]
Financing Receivable, Troubled Debt Restructuring	$ 100,000